Investment Objectives and Goals	Sep. 30, 2024
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. Nasdaq 100 Buffer Fund - September
Invesco(R) V.I. S&P 500 Buffer Fund - September
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. S&P 500 Buffer Fund - September